INVESTMENT PORTFOLIO (UNAUDITED)

SEPTEMBER 30, 2005                                RESTORATION OPPORTUNITIES FUND



PRINCIPAL AMOUNT/
  COMMITMENT ($)                                      VALUE ($)
 -----------------                                  ------------

CORPORATE NOTES AND BONDS - 58.8%

BUILDING & DEVELOPMENT - 4.8%
 2,000,000     HydroChem Industrial
                 Services, Inc., Senior
                 Subordinated Notes
                 9.25%, 02/15/13 (a)                    1,872,500
 1,000,000     MMI Products Inc., Senior
                 Subordinated Notes, Series B
                 11.25%, 04/15/07                         960,000
                                                  ---------------
                                                        2,832,500
                                                  ---------------
BUSINESS SERVICES - 1.7%
 1,300,000     La Petite Academy, Inc.,
                 Series B
                 10.00%, 05/15/08 (b)                   1,001,000
                                                  ---------------
CABLE & SATELLITE TELEVISION - 3.3%
 2,000,000     CCH I LLC
                 11.00%, 10/01/15 (a)                   1,960,000
                                                  ---------------
CLOTHING/TEXTILES - 1.7%
 1,000,000     Broder Brothers, Senior
                 Subordinated Notes, Series B
                 11.25%, 10/15/10                         995,000
                                                  ---------------
ELECTRONIC/ELECTRIC - 1.7%
 1,000,000     Viasystems, Inc., Senior
                 Subordinated Notes
                 10.50%, 01/15/11                         987,500
                                                  ---------------
FINANCIAL INTERMEDIARIES - 4.1%
 6,090,000     FINOVA Group, Inc. (The)
                 7.50%, 11/15/09                        2,405,550
                                                  ---------------
HEALTH CARE - 8.0%
 1,000,000     Elan Finance PLC, Senior Notes
                 7.75%, 11/15/11 (a)                      885,000
 2,000,000     LifeCare Holdings, Inc.,
                 Senior Subordinated Notes
                 9.25%, 08/15/13 (a)                    1,730,000
 2,000,000     Tenet Healthcare Corp.,
                 Senior Notes
                 9.88%, 07/01/14                        2,100,000
                                                  ---------------
                                                        4,715,000
                                                  ---------------
HOME FURNISHINGS - 6.2%
 5,000,000     Home Interiors & Gifts, Inc.
                 10.13%, 06/01/08                       3,625,000
                                                  ---------------
LEISURE GOODS/ACTIVITIES/MOVIES - 4.2%
 3,000,000     Blockbuster, Inc., Senior
                 Subordinated Notes
                 9.00%, 09/01/12 (a)                    2,490,000
                                                  ---------------
STEEL - 1.7%
 1,000,000     Metallurg Holdings, Inc.
                 10.50%, 10/01/10 (a)                   1,005,000
                                                  ---------------

PRINCIPAL AMOUNT/
  COMMITMENT ($)                                       VALUE ($)
 -----------------                                   ------------

CORPORATE NOTES AND BONDS (CONTINUED)

TELECOMMUNICATIONS/CELLULAR - 18.2%
 1,250,000     Grande Communications
                 Holdings, Inc.
                 14.00%, 04/01/11                       1,231,250
 11,500,000    Triton PCS, Inc.
                 8.75%, 11/15/11                        9,458,750
                                                  ---------------
                                                       10,690,000
                                                  ---------------
UTILITIES - 3.2%
 5,000,000     Enron Corp.
                 6.63%, 11/15/05 (b) (c)                1,906,250
                                                  ---------------

               TOTAL CORPORATE NOTES AND BONDS
                 (COST $32,953,530)                    34,612,800
                                                  ---------------

VARIABLE RATE SENIOR LOAN NOTES (E) - 30.3%

AUTOMOTIVE - 4.7%
 2,000,000     Motor Coach Industries
                 International, Inc.
                 Second Lien Term Loan,
                 12/01/08 (f)                           1,890,000
               Penda Corp.
     714,286     Revolver, 12/31/05 (b) (f)               500,000
                 Tranche A Term Loan,
     515,372     12/31/05 (b) (f)                         360,760
                                                  ---------------
                                                        2,750,760
                                                  ---------------
BUILDING & DEVELOPMENT - 8.0%
 4,726,151     Trussway Industries, Inc.
                 Term Loan, 10.02%,
                 10/30/05 (b) (g)                       4,726,151
                                                  ---------------
CABLE & SATELLITE TELEVISION - 2.6%
 1,501,875     Knology, Inc.
                 Second Lien Term Loan,
                 13.68%, 06/29/11                       1,524,403
                                                  ---------------

ECOLOGICAL SERVICE & EQUIPMENT - 4.2%
13,000,000     Safety-Kleen Systems, Inc.
                 Term Loan, 12/31/09 (b) (f)            2,470,000
                                                  ---------------
FOOD/DRUG RETAIL - 2.1%
 1,525,000     Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 04/04/10 (d)                           1,226,672
                                                  ---------------
LODGING & CASINOS - 4.3%
               Resorts International
                 Holdings LLC
                 Second Lien Term Loan,
   1,000,000     04/26/13 (f)                           1,004,375
                 Second Lien Term Loan,
   1,500,000     9.77%, 04/26/13                        1,506,563
                                                  ---------------
                                                        2,510,938
                                                  ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                1

SEPTEMBER 30, 2005                                RESTORATION OPPORTUNITIES FUND

PRINCIPAL AMOUNT/
  COMMITMENT ($)                                       VALUE ($)
 -----------------                                   ------------

VARIABLE RATE SENIOR LOAN NOTES (CONTINUED)
UTILITIES - 4.4%
 2,400,000     Mirant Corp.
                 Revolver, 12/31/05 (c)(d)              2,624,400
                                                  ---------------

               TOTAL VARIABLE RATE SENIOR
                 LOAN NOTES
                 (COST $16,487,153)                    17,833,324
                                                  ---------------

     SHARES
    ---------

COMMON STOCKS - 11.3%

BUILDING & DEVELOPMENT PRODUCTS - 3.5%
70,329         Trussway Industries, Inc. (b)(g)(h)      2,029,695
                                                  ---------------
NONFERROUS METALS/MINING - 1.7%
      20,000   James River Coal Co. (h)                 1,009,400
                                                  ---------------
OIL/GAS - 3.1%
     108,000   Key Energy Services, Inc. (h)            1,601,640
       9,000   Trico Marine Services, Inc. (h)            240,750
                                                  ---------------
                                                        1,842,390
                                                  ---------------
UTILITIES - 3.0%
      72,500   Titan Propane LLC (b)                    1,776,250
                                                  ---------------

               TOTAL COMMON STOCKS
                 (COST $5,499,308)                      6,657,735
                                                  ---------------

     UNITS
   ---------

WARRANTS - 0.0%

CABLE & SATELLITE TELEVISION - 0.0%
       1,250   Grande Communications
               Holdings, Inc., expiring
               04/01/11 (b)                                    12
                                                  ---------------

               TOTAL WARRANTS
                 (COST $12)                                    12
                                                  ---------------

TOTAL INVESTMENTS - 100.4%                             59,103,871
                                                  ---------------
    (cost of $54,940,003) (i)

OTHER ASSETS & LIABILITIES, NET - 0.3%                    158,860
                                                  ---------------

PREFERRED SHARES AT LIQUIDATION VALUE - (0.7)%           (411,000)
                                                  ---------------

NET ASSETS - 100.0%                                    58,851,731
                                                  ===============
 ---------------------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $9,942,500 or 16.9% of net assets. These securities have been determined by the Investment
      Manager to be liquid securities.
(b) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(c)   This issue is under the protection of the Federal bankruptcy court.
(d) The issuer is in default of certain debt covenants. Income is not being accrued.
(e) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") and (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at September
      30, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(f) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(g) These securities have been determined by the Fund's Investment Manager to be illiquid.
(h)   Non-income producing security.
(i)   Cost for Federal income tax purposes is $54,940,004.

      Gross unrealized appreciation       $  5,136,108
      Gross unrealized depreciation           (972,240)
                                          ------------
      Net unrealized appreciation         $  4,163,868
                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                2

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

                                                                                                            ($)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $54,940,003)                                                                  59,103,871
   Cash and cash equivalents                                                                                  6,738,253
   Receivable for:
      Investments sold                                                                                           18,014
      Interest and fees                                                                                       1,274,270
   Offering costs (Note 2)                                                                                      128,348
                                                                                                     ------------------
         Total Assets                                                                                        67,262,756

LIABILITIES:
   Payable for:
      Investments purchased                                                                                   6,220,993
      Accumulated undeclared distributions to Preferred Shareholders (Note 2)                                    12,246
      Investment advisory fee (Note 4)                                                                          224,124
      Carried interest fee (Note 4)                                                                           1,178,812
      Administration fee                                                                                         15,734
      Reports to shareholders                                                                                     3,209
      Audit fees                                                                                                 24,375
      Organization costs                                                                                          8,973
      Offering Costs                                                                                            204,573
   Accrued expenses and other liabilities                                                                       106,986
                                                                                                     ------------------
         Total Liabilities                                                                                    8,000,025

Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an
aggregate of  411 shares issued and outstanding) liquidation value                                              411,000
                                                                                                     ------------------

NET ASSETS APPLICABLE TO COMMON SHARES                                                                       58,851,731
                                                                                                     ==================

COMPOSITION OF NET ASSETS
   Par value of common shares (Note 1)                                                                            5,281
   Paid-in capital in excess of par value of common shares                                                   53,744,719
   Undistributed net investment income                                                                           97,142
   Accumulated net realized gain on investments                                                                 840,721
   Net unrealized appreciation on investments                                                                 4,163,868
                                                                                                     ------------------
NET ASSETS APPLICABLE TO COMMON SHARES, AT VALUE                                                             58,851,731
                                                                                                     ==================

CLASS Z COMMON SHARES
   Net assets                                                                                                58,851,731
   Shares outstanding                                                                                         5,280,725
   Net asset value, offering and redemption price per share
   Net assets/Shares outstanding; unlimited shares authorized                                                     11.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 3

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED) (A)                                           RESTORATION OPPORTUNITIES FUND

                                                                                                            ($)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                                                                   1,830,969
   Dividends                                                                                                     36,250
                                                                                                     ------------------
         Total Investment Income                                                                              1,867,219

EXPENSES
   Investment management fee (Note 4)                                                                           288,787
   Carried interest fees (Note 4)                                                                             1,178,812
   Administration and accounting services fee                                                                    32,599
   Transfer agent fee                                                                                             6,188
   Legal fees                                                                                                   111,982
   Trustees' fees (Note 4)                                                                                       17,492
   Custody fee                                                                                                    2,754
   Offering costs (Note 2)                                                                                       76,225
   Organization expenses (Note 2)                                                                                 8,973
   Other expenses                                                                                                34,019
                                                                                                     ------------------
         Net Expenses                                                                                         1,757,831
                                                                                                     ------------------
   Net Investment Income                                                                                        109,388

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                             840,721
   Net change in unrealized appreciation on investments                                                       4,163,868
                                                                                                     ------------------
   Net Gain on Investments                                                                                    5,004,589

UNDECLARED DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
    From net investment income                                                                                  (12,246)
                                                                                                     ------------------
NET INCREASE IN NET ASSETS, APPLICABLE TO COMMON SHAREHOLDERS                                                 5,101,731
                                                                                                     ==================

-------------------------------------------------------------------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 4

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  RESTORATION OPPORTUNITIES FUND

--------------------------------------------------------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                      SEPTEMBER 30, 2005
                                                                                      UNAUDITED ($) (A)
                                                                                    -----------------------
INCREASE IN NET ASSETS:

OPERATIONS
Net investment income                                                                         109,388
Net realized gain on investments                                                              840,721
Net change in unrealized appreciation on investments                                        4,163,868
Undeclared distributions to Preferred Shareholders from net investment income                 (12,246)
                                                                                    -----------------
   Net Increase from Operations                                                             5,101,731

SHARE TRANSACTIONS FROM COMMON SHARES
Class Z:
   Subscriptions                                                                           53,750,000
                                                                                    -----------------
   Net Increase in Share Transactions from Common Shares                                   53,750,000
                                                                                    -----------------
    Total Increase in Net Assets from Common Shares                                        58,851,731

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period                                                                                --
End of period (including undistributed net investment income of $97,142)                   58,851,731
                                                                                    =================

CHANGE IN COMMON SHARES
Class Z
   Subscriptions                                                                            5,280,725
                                                                                    -----------------
   Net Increase in Common Shares                                                            5,280,725

-----------------------------------------------------------------------------------
(a) Restoration  Opportunities Fund commenced  investment  operations on May 18,
2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 5

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)                                               RESTORATION OPPORTUNITIES FUND

                                                                                                           ($)
---------------------------------------------------------------------------------------------------------------------
INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
   Net investment income                                                                                        109,388

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
   Purchase of investments securities                                                                       (72,985,862)
   Proceeds from disposition of investment securities and realized gain on corporate actions                 19,397,229
   Decrease in interest and fees receivable                                                                  (1,274,270)
   Decrease in receivable for investments sold                                                                  (18,014)
   Decrease in other assets                                                                                    (128,348)
   Increase in payable for accrued expenses                                                                   1,766,786
   Net amortization of premium (discount)                                                                      (510,649)
   Increase in payable for investments purchased                                                              6,220,993
   Increase in payable for undeclared  distributions to Preferred Shareholders                                   12,246
                                                                                                     ------------------
         Net cash flow from operating activities                                                            (47,410,501)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Proceeds from shares sold                                                                                 53,750,000
   Proceeds from Preferred shares sold                                                                          411,000
   Undeclared distributions to Preferred Shareholders                                                           (12,246)
                                                                                                     ------------------
         Net cash flow provided by financing activities                                                      54,148,754
                                                                                                     ------------------
         Net increase in cash                                                                                 6,738,253

CASH
   Cash at beginning of the period                                                                                   --
   Cash at end of the period                                                                                  6,738,253
                                                                                                     ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 6

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   RESTORATION OPPORTUNITIES FUND

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                                      PERIOD ENDED
                                                                                 SEPTEMBER 30, 2005 (A)
CLASS Z SHARES PER SHARE OPERATING PERFORMANCE:                                        (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $      10.00

--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                           0.02
Net realized and unrealized gain allocated on investments                                       1.12

--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
Dividends from net investment income to Preferred Shareholders                                    --
                                                                                        ------------
Total from Investment Operations, applicable to Common Shareholders                             1.14

--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                        --
From net realized gains                                                                           --
                                                                                        ------------
Total Distributions Declared to Common Shareholders                                               --

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                          $      11.14
Total return (b)                                                                               11.40%(c)

--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT PERIOD END:
Net assets, end of period (000's)                                                       $     58,852
Ratios based on net assets of Common shares
   Net expenses                                                                                 3.92%(c)
   Net investment income                                                                        0.24%(c)

COMMON AND PREFERRED SHARE INFORMATION AT PERIOD END:
Ratios based on net assets of Common and Preferred shares
   Net expenses                                                                                 3.88%(c)
   Net investment income                                                                        0.24%(c)
   Portfolio Turnover                                                                          52.90%(c)(d)

PREFERRED SHARE INFORMATION AT PERIOD END:
Aggregate amount outstanding, end of period (000's)                                     $        411
Asset Coverage per share ($)                                                            $    144,192(d)

----------------------------------------------------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.
(b) Total return at net asset value assuming all distributions reinvested.
(c) Not annualized.
(d) Asset coverage per share equals net assets of common shares plus the redemption value of the Preferred shares divided by the total number of Preferred shares outstanding at the end of the period.


                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 7

NOTES TO FINANCIAL STATEMENTS (unaudited)
September 30, 2005                                Restoration Opportunities Fund

NOTE 1. ORGANIZATION
Restoration Opportunities Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to achieve high total returns, while minimizing losses.

COMMON SHARES
The Fund may issue an unlimited number of Common Shares, par value $0.001 per share. The Common Shares will continuously offer a single class, Class Z.

PREFERRED SHARES
The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares ("Series P Shares"). Series P Shares pay cumulative preferential dividends of approximately 8% per year and be preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the "Liquidation Preference") plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund's operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.

The Fund is also authorized to issue one share of Series S Preferred Shares ("Special Share"). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the Investment Management Agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share ("Preferred Shares") unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of September 30, 2005, Special Share had not been issued.
The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two trustees at all times and a majority of the trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

FUND VALUATION
The net asset value of the Fund's Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Investment Manager or the Board of Trustees, in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the numbers of Common Shares outstanding. The value of the Fund's net assets available to Common Shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, and (ii) the aggregate liquidation value of its Preferred Shares.

SECURITY VALUATION
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Manager

NOTES TO FINANCIAL STATEMENTS (unaudited)
September 30, 2005                                Restoration Opportunities Fund

in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY
Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are distributed each year based on the criteria set forth. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends, ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend.

OFFERING AND ORGANIZATION COSTS
Certain costs incurred in connection with the Fund offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. The Fund incurred organization costs related to the start up of the Fund. All such costs are expensed on the Statement of Operations.

STATEMENT OF CASH FLOWS
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Unrealized appreciation and depreciation at September 30, 2005, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

-------------------------------------------------------------
   Unrealized appreciation          $      5,136,108
   Unrealized depreciation                  (972,240)
                                           ---------
     Net unrealized appreciation    $      4,163,868
-------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (unaudited)
September 30, 2005                                Restoration Opportunities Fund

NOTE 4. INVESTMENT MANAGEMENT, CARRIED INTEREST, TRUSTEE, AND OTHER FEES

INVESTMENT MANAGEMENT FEE
Highland Capital Management, L.P. ("Investment Manager") is the investment manager to the Fund and receives an investment manager fee of 1.5% per year, calculated and paid quarterly in arrears, of the aggregate Net Asset Value of the Fund ("Net Asset Value"). Net Asset Value shall mean the market value of all liquid securities at the time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered "illiquid" if the Investment Manager reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Manager could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii) above is not applicable if the inability to dispose of a majority of such securities within such period is due to the Investment Manager's being an affiliate of the issuer on behalf of the Investment Manager's clients or possess inside information regarding such issuer.

CARRIED INTEREST FEE
The Carried Interest is paid as a fee pursuant to the Investment Management Agreement. The Carried Interest is an amount accrued monthly and payable annually, as of December 31 of each year, to Highland based on 20% of the Fund's realized and unrealized cumulative total return on assets attributable to the Common Shares and Special Share. If there is a positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Credit Interest potentially payable at the end of the year. If there is a negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full ("High Watermark Provision"). For purposes of all Carried Interest calculation, illiquid assets, as defined for purposes of the Management Fee, is valued at the lesser of cost or fair market value, as determined by the Investment Manager in good faith.

FEES PAID TO TRUSTEES
The Fund pays no compensation to its Trustee who is an interested person of the Fund and an employee of the Investment Manager. The Fund pays each Trustee, who is not an interested person (as defined in the 1940 Act) of the Fund, an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.

NOTE 5. PORTFOLIO INFORMATION
For the period ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $72,985,862 and $19,696,784, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS
Commencing approximately one year after the Common Shares are first issued, the Fund intends to make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months ("Repurchase Offers").

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS
The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry.

At September 30, 2005, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 8. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS
The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NOTES TO FINANCIAL STATEMENTS (unaudited)
September 30, 2005                                Restoration Opportunities Fund

NON-PAYMENT RISK
Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK
Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

ILLIQUIDITY OF INVESTMENTS
The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Manager's assessment of their value or the amount paid for by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale of the Fund and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES
The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Manager relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

CARRIED INTEREST RISK
The Carried Interest may create an incentive for the Investment Manager or its Affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried interest is determined may encourage the Investment Manager to use leverage to increase the return on the Fund's investments. If the Investment Manager acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Manager might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities.

FOREIGN SECURITIES
Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Company are maintained) and the various foreign currencies in which the Company's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.